Consolidated Statement of Comprehensive Income Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Net income	$ 1,012,553	$ 1,041,418	$ 948,784
Less: Noncontrolling interest in subsidiaries' earnings	413	370	357
Net Income Attributable to Common Shareholders	1,012,140	1,041,048	948,427
Foreign Currency Translation Adjustment (net of tax of $(30,923), $4,692, and $1,239 in 2015, 2014 and 2013)	(765,356)	192,925	(18,974)
Retirement benefits plan activity (net of tax of $88,547, $(54,473), and $(195,884) in 2015, 2014 and 2013)	(149,710)	91,182	325,066
Other (net of tax of $(101) in 2015, 2014, and 2013)	(303)	205	204
Other Comprehensive Income (Loss)	(915,369)	284,312	306,296
Less: Other comprehensive (loss) for noncontrolling interests	(249)	(23)	(1,771)
Other comprehensive income (loss) attributable to common shareholders	(915,120)	284,335	308,067
Total Comprehensive Income Attributable to Common Shareholders	$ 97,020	$ 1,325,383	$ 1,256,494